SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Service cost	$ 4,979	$ 4,876	$ 4,545
Interest cost	1,522	675	482
Actuarial (gain)/loss	1,344	(1,128)	(69)
Other
Net cost	$ 7,845	$ 4,423	$ 4,958